Income taxes (Details Narrative) $ in Millions		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 8.9
Operating loss carryforwards, description		future operating income through 2036.
U.S. corporate tax rate	0.35	0.21
Percentage of deferred tax assets, valuation allowance		100.00%		100.00%
Tax cuts and jobs act net operating loss carryforwards tax payable		The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and NOL carryforwards and recorded one-time income tax payable to be paid in 8 years
Foreign tax rate		25.00%	25.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Foreign tax rate		16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Foreign tax rate		25.00%
CHINA | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards, description					the Company had net operating loss carry forwards of approximately of $20.2 million in the PRC tax jurisdiction, which expires in the years 2018 through 2022.
CHINA | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 20.2